Description of the business and summary of significant accounting policies - Employee benefits (Details) $ / shares in Units, $ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Nov. 06, 2014	Apr. 30, 2018	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($) $ / shares	Dec. 31, 2021 USD ($)	[1]	Dec. 31, 2021 MXN ($) $ / shares	Dec. 31, 2020 USD ($)	[1]	Dec. 31, 2020 MXN ($) $ / shares
Share-based payments
Termination benefits provision				$ 0			$ 0
Number of days' wages for each year of service provided as seniority premium benefits			12 days	12 days
Minimum years of service to receive seniority premium benefits			15 years	15 years
Salaries and benefits			$ 283,089		$ 239,215			$ 163,776
Quarterly incentive bonuses
Share-based payments
Salaries and benefits				$ 2,992			$ 3,701			$ 1,266
SARs - cash settled
Share-based payments
Salaries and benefits										$ (95)
Vesting period	3 years
MIP I
Share-based payments
Exercise price | $ / shares							$ 5.31
MIP II
Share-based payments
Vesting period			5 years	5 years
BODIP
Share-based payments
Vesting period		5 years	5 years	5 years
Exercise price | $ / shares				$ 33.80			$ 32.23			$ 9.74
Employee profit sharing
Share-based payments
Salaries and benefits				$ 136			$ 12,951			$ 968

[1]	The comparative Consolidated financial statements have been re-presented from Mexican peso to U.S. dollar to reflect the Company’s change in presentation currency.